Debt - Schedule of Summary of the Debt Instruments and their Changes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Member]
Debt Instrument [Line Items]
Balance of beginning	$ 18,419	$ 16,316	$ 16,316	$ 13,981
Less: Current portion		17,311	18,419
Long term debt	$ 0
Accounting basis	Effective interest method
Interest rate	12.00%
Conversion price(s) per share 1	$525.00
Maturity	Jul. 11, 2025
Issuance of debt
Debt repayments
Change in fair value
Conversion of debt to equity	(19,612)
Debt assumed in connection with reverse recapitalization
Stated interest	1,193	993	2,057	1,820
Amortization of debt discount and issuance costs		2	46	515
Balance of ending	0	17,311	18,419	16,316
Loan Payable - Related Party [Member]
Debt Instrument [Line Items]
Balance of beginning
Less: Current portion
Long term debt	$ 14,359
Accounting basis	Fair value option
Interest rate	10.00%
Conversion price(s) per share 1
Maturity	Jan. 11, 2027
Issuance of debt	$ 11,000
Debt repayments	(610)
Change in fair value	71
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization	3,898
Stated interest
Balance of ending	14,359
Tasly Convertible Debt - Related Party [Member]
Debt Instrument [Line Items]
Balance of beginning	2,234
Less: Current portion	2,207
Long term debt
Accounting basis	Fair value option
Interest rate	24.00%
Conversion price(s) per share 1	$37.50
Maturity	Jul. 11, 2025
Issuance of debt
Debt repayments
Change in fair value	(27)
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization
Stated interest
Balance of ending	2,207		2,234
Convertible promissory note - related party [Member]
Debt Instrument [Line Items]
Balance of beginning
Less: Current portion	1,920
Long term debt
Accounting basis	Fair value option
Interest rate
Conversion price(s) per share 1
Maturity	Jan. 11, 2026
Issuance of debt
Debt repayments
Change in fair value	(242)
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization	2,162
Stated interest
Balance of ending	1,920
Senior Notes [Member]
Debt Instrument [Line Items]
Balance of beginning	25,268
Less: Current portion	154
Long term debt
Accounting basis	Effective interest method
Conversion price(s) per share 1	$$37.50, $166.50, and $300.00
Maturity	Jul. 11, 2025
Issuance of debt	$ 1,350
Debt repayments	(443)
Change in fair value
Conversion of debt to equity	(27,279)
Debt assumed in connection with reverse recapitalization
Stated interest	1,258
Balance of ending	154		25,268
Promissory Notes [Member]
Debt Instrument [Line Items]
Balance of beginning	910	849	849	576
Less: Current portion	1,045	895	910
Long term debt
Accounting basis	Simple interest method
Conversion price(s) per share 1
Maturity	Jul. 11, 2025
Issuance of debt	$ 100			375
Debt repayments				(151)
Change in fair value
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization
Stated interest	35	46	61	49
Amortization of debt discount and issuance costs
Balance of ending	1,045	895	910	849
PPP Loan [Member]
Debt Instrument [Line Items]
Balance of beginning	1,376	1,362	1,362	1,326
Less: Current portion	1,386	1,372	1,376
Long term debt
Accounting basis	Compounding Interest
Interest rate	1.00%
Conversion price(s) per share 1
Maturity	May 25, 2026
Issuance of debt
Debt repayments
Change in fair value
Debt assumed in connection with reverse recapitalization
Stated interest	10	10	14	36
Amortization of debt discount and issuance costs
Balance of ending	$ 1,386	1,372	1,376	1,362
Tasly Convertible Debt - Related Party at Fair Value [Member]
Debt Instrument [Line Items]
Balance of beginning		1,714	1,714
Less: Current portion		2,157
Long term debt
Issuance of debt		16
Debt repayments
Change in fair value		427
Stated interest
Amortization of debt discount and issuance costs
Balance of ending		2,157		1,714
Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Balance of beginning		20,155	$ 20,155
Less: Current portion		23,636
Long term debt
Issuance of debt		2,110
Debt repayments		(150)
Change in fair value
Stated interest		1,521
Amortization of debt discount and issuance costs
Balance of ending		$ 23,636		$ 20,155
Minimum [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Accounting basis
Interest rate	0.00%
Conversion price(s) per share 1
Minimum [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Accounting basis
Interest rate	0.00%
Conversion price(s) per share 1
Maximum [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Accounting basis
Interest rate	12.00%
Conversion price(s) per share 1
Maximum [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Accounting basis
Interest rate	12.00%
Conversion price(s) per share 1